John Hancock
Small Cap Value Fund
Quarterly portfolio holdings 11/30/2020

Fund’s investments
As of 11-30-20 (unaudited)
	Shares	Value
Common stocks 97.4%		$655,821,887
(Cost $538,323,484)
Consumer discretionary 8.6%		58,203,622
Auto components 2.7%
Cooper Tire & Rubber Company	221,330	8,793,441
Gentherm, Inc. (A)	167,760	9,538,834
Hotels, restaurants and leisure 1.3%
Aramark	98,320	3,441,200
Wyndham Hotels & Resorts, Inc.	91,290	5,249,175
Household durables 2.1%
Helen of Troy, Ltd. (A)	23,600	4,766,964
TRI Pointe Group, Inc. (A)	520,580	9,099,738
Specialty retail 0.8%
Monro, Inc.	120,010	5,641,670
Textiles, apparel and luxury goods 1.7%
Kontoor Brands, Inc.	280,120	11,672,600
Consumer staples 5.4%		36,161,285
Beverages 0.8%
C&C Group PLC (A)	1,862,101	5,446,426
Food products 2.2%
Cranswick PLC	187,166	8,529,618
Hostess Brands, Inc. (A)	322,560	4,370,688
Post Holdings, Inc. (A)	20,243	1,912,154
Household products 2.4%
Spectrum Brands Holdings, Inc.	237,953	15,902,399
Energy 4.0%		27,278,793
Energy equipment and services 1.4%
Bristow Group, Inc. (A)	101,411	2,256,395
SEACOR Holdings, Inc. (A)	221,071	7,343,979
Oil, gas and consumable fuels 2.6%
Dorian LPG, Ltd. (A)	589,433	6,442,503
Kosmos Energy, Ltd.	2,335,430	4,110,357
Magnolia Oil & Gas Corp., Class A (A)(B)	910,540	5,690,875
Scorpio Tankers, Inc. (B)	124,323	1,434,684
Financials 19.9%		133,716,248
Banks 12.5%
1st Source Corp.	158,980	5,933,134
Atlantic Union Bankshares Corp.	295,550	8,839,901
Banc of California, Inc.	672,088	8,938,770
Eastern Bankshares, Inc. (A)	363,790	5,384,092
First Busey Corp.	307,160	6,146,272
First Midwest Bancorp, Inc.	587,160	8,214,368
Flushing Financial Corp.	386,698	5,491,112
Great Western Bancorp, Inc.	381,364	6,265,811
Hancock Whitney Corp.	272,117	7,643,767
International Bancshares Corp.	302,730	9,811,479
Synovus Financial Corp.	304,364	9,608,771
Webster Financial Corp.	42,736	1,617,130
Capital markets 0.9%
Solar Capital, Ltd.	325,149	5,725,874
2	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 5.5%
Alleghany Corp.	6,200	$3,566,240
Argo Group International Holdings, Ltd.	58,810	2,304,764
Assured Guaranty, Ltd.	187,385	5,645,910
Kemper Corp.	171,401	12,846,505
Reinsurance Group of America, Inc.	20,810	2,398,977
White Mountains Insurance Group, Ltd.	10,825	10,392,000
Thrifts and mortgage finance 1.0%
Northwest Bancshares, Inc.	586,760	6,941,371
Health care 3.6%		24,157,132
Health care equipment and supplies 1.8%
Lantheus Holdings, Inc. (A)	689,530	9,074,215
Natus Medical, Inc. (A)	141,979	2,970,201
Health care providers and services 0.4%
AMN Healthcare Services, Inc. (A)	46,396	3,023,163
Health care technology 1.4%
Allscripts Healthcare Solutions, Inc. (A)	664,441	9,089,553
Industrials 26.5%		178,218,539
Aerospace and defense 1.1%
Hexcel Corp.	148,030	7,330,446
Building products 3.8%
American Woodmark Corp. (A)	122,860	10,751,479
Tyman PLC (A)	3,422,077	14,738,582
Commercial services and supplies 4.2%
ACCO Brands Corp.	1,077,990	8,257,403
BrightView Holdings, Inc. (A)	489,316	6,674,270
Clean Harbors, Inc. (A)	31,920	2,310,050
SP Plus Corp. (A)	215,638	6,132,745
UniFirst Corp.	27,650	5,111,932
Construction and engineering 3.3%
Primoris Services Corp.	423,840	10,278,120
Valmont Industries, Inc.	74,340	12,115,933
Electrical equipment 1.0%
Thermon Group Holdings, Inc. (A)	479,478	6,779,819
Machinery 6.7%
Albany International Corp., Class A	86,708	5,942,099
ESCO Technologies, Inc.	41,737	4,127,789
Luxfer Holdings PLC	16,370	244,280
Luxfer Holdings PLC (New York Stock Exchange)	532,626	8,005,369
Mueller Industries, Inc.	368,260	12,064,198
TriMas Corp. (A)	542,517	14,501,479
Professional services 5.0%
CBIZ, Inc. (A)	266,135	6,445,790
Forrester Research, Inc. (A)	207,399	8,586,319
Huron Consulting Group, Inc. (A)	236,970	10,443,268
ICF International, Inc.	110,900	8,032,487
Trading companies and distributors 1.4%
GATX Corp.	117,160	9,344,682
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

	Shares	Value
Information technology 9.6%		$64,473,255
Electronic equipment, instruments and components 5.0%
Belden, Inc.	318,700	12,263,576
Coherent, Inc. (A)	65,700	8,000,946
CTS Corp.	333,660	10,163,284
Rogers Corp. (A)	21,260	3,123,307
IT services 2.0%
ExlService Holdings, Inc. (A)	63,100	5,253,706
WNS Holdings, Ltd., ADR (A)	118,555	8,347,458
Semiconductors and semiconductor equipment 2.1%
Onto Innovation, Inc. (A)	323,097	14,284,118
Software 0.5%
CDK Global, Inc.	63,400	3,036,860
Materials 7.0%		47,311,916
Chemicals 4.4%
Element Solutions, Inc.	742,430	10,252,958
Ingevity Corp. (A)	49,440	3,291,715
Orion Engineered Carbons SA	604,020	9,398,551
Stepan Company	58,500	6,795,360
Containers and packaging 0.5%
Sealed Air Corp.	76,840	3,462,410
Paper and forest products 2.1%
Louisiana-Pacific Corp.	95,930	3,283,684
Neenah, Inc.	223,196	10,827,238
Real estate 9.5%		63,773,725
Equity real estate investment trusts 9.5%
Alexander & Baldwin, Inc.	605,670	9,478,736
Brandywine Realty Trust	768,540	8,553,850
Corporate Office Properties Trust	292,610	7,792,204
Lexington Realty Trust	514,030	5,248,246
Physicians Realty Trust	601,440	10,434,984
Piedmont Office Realty Trust, Inc., Class A	296,980	4,641,797
PotlatchDeltic Corp.	200,158	9,315,353
RPT Realty	1,133,500	8,308,555
Utilities 3.3%		22,527,372
Electric utilities 1.0%
Portland General Electric Company	159,100	6,583,558
Gas utilities 2.3%
New Jersey Resources Corp.	202,950	6,703,439
Spire, Inc.	100,662	6,438,342
UGI Corp.	78,975	2,802,033

	Yield (%)	Shares	Value
Short-term investments 3.2%			$21,691,398
(Cost $21,689,892)
Short-term funds 0.7%			4,591,398
John Hancock Collateral Trust (C)	0.1952(D)	458,810	4,591,398

4	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Repurchase agreement 2.5%		17,100,000
Deutsche Bank Tri-Party Repurchase Agreement dated 11-30-20 at 0.090% to be repurchased at $17,100,043 on 12-1-20, collateralized by $17,448,900 U.S. Treasury Bills, 0.000% due 5-13-21 (valued at $17,442,025)	17,100,000	17,100,000

Total investments (Cost $560,013,376) 100.6%	$677,513,285
Other assets and liabilities, net (0.6%)	(4,179,677)
Total net assets 100.0%	$673,333,608

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $4,480,286.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-20.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Consumer discretionary	$58,203,622	$58,203,622	—	—
Consumer staples	36,161,285	22,185,241	$13,976,044	—
Energy	27,278,793	27,278,793	—	—
Financials	133,716,248	133,716,248	—	—
Health care	24,157,132	24,157,132	—	—
Industrials	178,218,539	163,235,677	14,982,862	—
Information technology	64,473,255	64,473,255	—	—
Materials	47,311,916	47,311,916	—	—
Real estate	63,773,725	63,773,725	—	—
Utilities	22,527,372	22,527,372	—	—
Short-term investments	21,691,398	4,591,398	17,100,000	—
Total investments in securities	$677,513,285	$631,454,379	$46,058,906	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	458,810	$6,321,666	$7,899,173	$(9,628,267)	$6,939	$(8,113)	$2,650	—	$4,591,398
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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